Leases - operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Operating lease cost	¥ 14,948	¥ 15,481
Short-term lease cost	941	572
Total	¥ 15,889	¥ 16,053